APPENDIX I
UNITED STATES
SECURITIES AND
 EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice
of Securities Sold
Pursuant to
Rule 24f-2

Read instructions of
end of Form before
preparing Form
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1.Name and address of
 issuer:

The Managers Funds
40 Richards Ave.
Norwalk, CT 06854
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2.	The name of each
 series or class of
securities for which this
Form is
filed (If the Form
is being filed for
all series and
classes of securities
of
the issuer, check
the box but do not
list series or classes):

Managers Money Market
 Fund

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3.Investment Company Act
File Number: 811-3752

Securities Act File
 Number: 2-84012
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4. (a)  Last day of fiscal
 year for which this
 notice is filed:
November 30, 2000
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4. (b)	Check box if
this Form is being
filed late (i.e.,
more than 90
calendar
days after the
 end of the issuer's
 fiscal year).  (See
 Instruction A.2)

Note: If the Form
 is being filed late,
 interest must be
paid on the
registration
fee due.
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4. (c) Check box if
this is the last
time the issuer
will be filing this
Form.



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5. Calculation of
registration fee:

(i)	Aggregate
sale price of
securities sold
during the fiscal
year in
pursuant to section
 24(f):	$746,508,137
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	(ii)Aggregate price
 of securities
redeemed or repurchased
during the fiscal
year:	$	733,542,099
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(ii)	Aggregate
 price of securities
 redeemed or
repurchased
during
any prior fiscal year
 ending no earlier
than October 11, 1995
that
were not previously
used to reduce
registration fees
payable
to the
Commission:	$
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	(iv)	Total
 available redemption credits
[add Items 5 (ii) and 5 (iii)]:
$   733,542,099
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	(v)	Net sales
- if Item 5 (i) is greater
 than Item 5 (iv)
[subtract Item 5 (iv)
from Item 5 (i)]:$12,966,038
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	(vi)	Redemption
 credits available for
 use in future
years - if Item 5 (i)
is less than 5 (iv)

[subtract Item 5 (iv)
from Item 5(I)]:	$
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	(vii)	Multiplier
 for determining
registration fee
(See Instruction C. 9):
	x	.00025
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	(viii)	Registration
 fee due
[multiply Item 5 (v) by Item
 5 (vii)] (enter "0" if
no fee is
due):	=$	3,241.51
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6.Prepaid Shares

If the response to item
 5 (i) was determined by
deducting an
amount of
securities that were registered
 under the Securities Act of 1933
pursuant to rule 24e-2 as in
effect before [effective date of
rescission of
rule 24e-2], then report
the amount of securities
(number of
shares or
other units) deducted here:
0 if there is a number of
shares or
other
units that were registered
pursuant to rule 24e-2 remaining
unsold at
the end of the fiscal year for
which this form is filed that are
available
for use by the issuer in future
fiscal years, then state that
number here:
0
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7.	Interest due - if
this Form is being filed
more than 90 days after
the end of the issuer's
fiscal year (see Instruction
 D):	+$	0
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8.	Total of the amount
of the registration fee
due plus any interest
due
[line 5 (viii) plus line 7]:
	=$	3,241.51
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9.	Date the registration
 fee and any interest payment
 was sent to
the
Commission's lockbox
depository:






Method of Delivery:

	 X Wire Transfer
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	  Mail or other means
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SIGNATURES

This report has
 been signed below
 by the following
persons on behalf
 of
the
issuer and in the
capacities and
on the dates indicated.

By (Signature and
 Title)*
/s/ Donald S. Rumery
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Donald S. Rumery
, Treasurer
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Date:	February 23, 2001
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*Please print the
 name and title
of the signing officer
 below the signature.